Summary of Significant Accounting Policies (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of Significant Accounting Policies [Abstract]
Shares excluded from the calculation of diluted net loss per share	552,386	261,320	58,792